Dividends	12 Months Ended
Mar. 31, 2011
Dividends

18. Dividends

The amount available for dividends under the Company Law is based on the amount recorded in MHFG’s non-consolidated general books of account, maintained in accordance with accounting principles generally accepted in Japan (“Japanese GAAP”) and adjusted by post period-end changes. Therefore, the consolidated shareholders’ equity under U.S. GAAP has no effect on the determination of the amount available for dividends. On March 31, 2011, MHFG’s capital stock, capital surplus, and retained earnings were ¥2,181,375 million, ¥1,025,652 million, and ¥1,441,554 million, respectively, under Japanese GAAP.

In making a distribution of retained earnings, an entity must set aside in its legal reserve an amount equal to one-tenth of the amount of retained earnings so distributed, until its legal reserve reaches to one-quarter of its capital stock. MHFG’s legal reserve at March 31, 2011 was ¥1,030,002 million, of which ¥1,025,652 million was included in capital surplus and ¥4,350 million in retained earnings.

In addition to the provision that requires an appropriation for legal reserve, the Company Law and the Banking Law impose certain limitations on the amount available for dividends. Under the Company Law, MHFG’s maximum amount available for dividends, at March 31, 2011, was ¥1,434,007 million, based on the amount recorded in MHFG’s general books of account under Japanese GAAP. Under the Banking Law and related regulations, MHFG has to meet the minimum capital adequacy requirements. Distributions of retained earnings, which are otherwise distributable to shareholders, are restricted in order to maintain the minimum 4.0% Tier 1 capital for capital adequacy purposes. See Note 19 “Regulatory matters” for further discussion of regulatory capital requirements.

Payment of dividends on shares of common stock is also subject to the prior payment of dividends on shares of preferred stock.

Dividends on preferred stock and common stock during the fiscal years ended March 31, 2009, 2010, and 2011 were as follows:

2009	Cash dividends

Class of stock	Per share (1)	In aggregate (2)
	(in yen)	(in millions of yen)
Eleventh series class XI preferred stock	20	18,875
Thirteenth series class XIII preferred stock	30	1,101
Common stock	10	113,922

Total		133,898

2010	Cash dividends

Class of stock	Per share	In aggregate (2)
	(in yen)	(in millions of yen)
Eleventh series class XI preferred stock	20	18,239
Thirteenth series class XIII preferred stock	30	1,101
Common stock	10	111,676

Total		131,016

2011	Cash dividends

Class of stock	Per share	In aggregate (2)
	(in yen)	(in millions of yen)
Eleventh series class XI preferred stock	20	9,985
Thirteenth series class XIII preferred stock	30	1,101
Common stock	8	123,880

Total		134,966

Notes:
(1)	An allotment of shares or fractions of a share without consideration was made to all shareholders and holders of fractional shares at the rate of 999 shares per one share and 9.99 shares per every 0.01 of a share, effective on January 4, 2009. Dividends per share for the fiscal year ended March 31, 2009 have been adjusted retroactively to reflect the allotment.
(2)	Dividends paid on treasury stock are excluded.